Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 12.8%
Entertainment 6.8%
Electronic Arts, Inc.	461,694	57,351,629
Endeavor Group Holdings, Inc., Class A(a)	609,107	17,128,089
Netflix, Inc.(a)	62,051	39,830,537
Take-Two Interactive Software, Inc.(a)	111,753	18,537,587
Total		132,847,842
Interactive Media & Services 6.0%
Alphabet, Inc., Class A(a)	41,582	118,007,637
Total Communication Services		250,855,479
Consumer Discretionary 18.6%
Automobiles 1.8%
General Motors Co.(a)	618,722	35,805,442
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.(a)	86,353	10,617,101
Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Holdings, Inc.(a)	175,644	23,724,235
Internet & Direct Marketing Retail 6.1%
Amazon.com, Inc.(a)	34,205	119,959,329
Multiline Retail 4.3%
Target Corp.	348,268	84,921,669
Specialty Retail 1.5%
TJX Companies, Inc. (The)	435,441	30,219,606
Textiles, Apparel & Luxury Goods 3.1%
VF Corp.	854,708	61,308,205
Total Consumer Discretionary		366,555,587
Consumer Staples 4.8%
Beverages 2.0%
Coca-Cola Co. (The)	749,024	39,286,309
Personal Products 2.8%
Estee Lauder Companies, Inc. (The), Class A	163,422	54,267,543
Total Consumer Staples		93,553,852
Financials 3.0%
Banks 0.9%
SVB Financial Group(a)	27,552	19,075,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.1%
Morgan Stanley	196,801	18,660,671
Virtu Financial, Inc. Class A	783,541	22,080,185
Total		40,740,856
Total Financials		59,815,932
Health Care 9.1%
Biotechnology 4.2%
Exact Sciences Corp.(a)	105,153	8,976,912
Horizon Therapeutics PLC(a)	181,909	18,874,878
Mirati Therapeutics, Inc.(a)	183,900	25,152,003
Novavax, Inc.(a)	34,790	7,258,238
Vertex Pharmaceuticals, Inc.(a)	123,290	23,047,832
Total		83,309,863
Health Care Technology 1.0%
Doximity, Inc., Class A(a)	280,767	18,993,888
Pharmaceuticals 3.9%
Eli Lilly & Co.	133,433	33,096,721
Zoetis, Inc.	192,702	42,787,552
Total		75,884,273
Total Health Care		178,188,024
Industrials 6.3%
Aerospace & Defense 0.8%
Howmet Aerospace, Inc.	539,541	15,177,288
Air Freight & Logistics 3.1%
United Parcel Service, Inc., Class B	309,940	61,482,798
Electrical Equipment 0.6%
Generac Holdings, Inc.(a)	27,860	11,735,747
Machinery 0.8%
AGCO Corp.	149,006	16,421,951
Professional Services 1.0%
TransUnion	178,644	19,863,426
Total Industrials		124,681,210
Columbia Large Cap Growth Opportunity Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.4%
Electronic Equipment, Instruments & Components 6.5%
TE Connectivity Ltd.	353,073	54,348,527
Zebra Technologies Corp., Class A(a)	124,738	73,443,240
Total		127,791,767
IT Services 3.4%
MasterCard, Inc., Class A	137,006	43,145,929
Toast, Inc., Class A(a)	229,938	9,195,221
Twilio, Inc., Class A(a)	53,333	15,261,238
Total		67,602,388
Semiconductors & Semiconductor Equipment 11.2%
Broadcom, Inc.	74,061	41,006,095
Lam Research Corp.	121,895	82,870,316
NVIDIA Corp.	172,328	56,309,897
QUALCOMM, Inc.	222,122	40,106,348
Total		220,292,656
Software 22.3%
Adobe, Inc.(a)	146,367	98,043,935
Aspen Technology, Inc.(a)	166,207	24,105,001
Atlassian Corp. PLC, Class A(a)	90,369	34,007,662
Bill.com Holdings, Inc.(a)	75,600	21,232,260
Cadence Design Systems, Inc.(a)	399,118	70,827,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	148,009	48,930,296
Salesforce.com, Inc.(a)	128,109	36,505,941
ServiceNow, Inc.(a)	59,549	38,569,887
Teradata Corp.(a)	609,467	26,463,057
Tyler Technologies, Inc.(a)	56,597	29,372,711
Zendesk, Inc.(a)	99,348	10,144,424
Total		438,202,654
Total Information Technology		853,889,465
Materials 1.0%
Chemicals 1.0%
Albemarle Corp.	75,383	20,088,816
Total Materials		20,088,816
Total Common Stocks (Cost $1,371,818,856)		1,947,628,365

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	20,238,941	20,236,917
Total Money Market Funds (Cost $20,236,917)		20,236,917
Total Investments in Securities (Cost: $1,392,055,773)		1,967,865,282
Other Assets & Liabilities, Net		(197,949)
Net Assets		1,967,667,333

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	22,806,514	435,400,314	(437,969,886)	(25)	20,236,917	24	4,798	20,238,941
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Large Cap Growth Opportunity Fund | Third Quarter Report 2021

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